Other Current Assets	12 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
8.	OTHER CURRENT ASSETS

Other current assets consisted of the following:

	June 30, 2019	June 30, 2018

Deferred consulting expenses	$84,574	$-
Deposits	77,010	-
Prepaid rental expenses	62,193	-
Advance to staff	11,695	-
Others	13,683	-
	$249,155	$-